Putnam Investments
One Post Office Square
Boston, MA 02109
February 28, 2014

Securities and Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

Re:	Putnam Small Cap Value Fund (the “Fund”), a series of Putnam Investment Funds (Securities Act Reg. No. 33-56339 and Investment Company Act File (No. 811-07237) (the “Trust”)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, pursuant to Rule 497 under the Securities Act of 1933, as amended, an interactive data form with risk/return summary information that has been amended pursuant to a prospectus supplement of the Fund dated February 20, 2014.

Any comments or questions concerning this filing should be directed to me at 1-800-225-2465, ext. 11060.

Very truly yours,

Jeffrey M. Jensen
Legal product Specialist

cc:	Jesse D. Ritter, Esq., Putnam Investments
James E. Thomas, Esq., Ropes & Gray LLP